Details of Significant Accounts - Changes in liabilities from financing activities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Changes in liabilities from financing activities
Balance at the beginning	$ 3,545
Change in fair value through profit and loss	244
Changes in cash flow from financing activities	(203)
Changes in other non-cash items - additions	786
Changes in other non-cash items - lease modification	(47)
Balance at the end	4,325
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	3,207
Change in fair value through profit and loss	244
Balance at the end	3,451
Lease liabilities
Changes in liabilities from financing activities
Balance at the beginning	338
Changes in cash flow from financing activities	(203)
Changes in other non-cash items - additions	786
Changes in other non-cash items - lease modification	(47)
Balance at the end	$ 874